BINGHAM McCUTCHEN LLP

150 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110-1726

April 18, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Legg Mason Partners Income Trust (filing relates to series listed on the attached Appendix)
(File Nos. 2-96408 and 811-4254)
Rule 497(j) certification

Ladies and Gentlemen:

Legg Mason Partners Income Trust, a Maryland business trust (the “Registrant”), is the successor issuer to Legg Mason Partners Income Funds, a Massachusetts business trust (the “Predecessor Registrant”). On behalf of the Registrant, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Nos. 82 and 83 to the Predecessor Registrant’s registration statement on Form N-1A, as incorporated by reference in Post-Effective Amendment No. 84 to the Registrant’s registration statement on Form N-1A (collectively, the “Amendments”), would not have differed from those contained in the Amendments. The Amendments, which were filed via the EDGAR system on April 11, 2007 (Post-Effective Amendment No. 82), April 12, 2007 (Post-Effective Amendment No. 83) and April 16, 2007 (Post-Effective Amendment No. 84), are the most recent amendments to the registration statement relating to the series of the Registrant listed on the attached Appendix.

Please call the undersigned at (617) 951-8567 with any questions relating to this filing.

Sincerely,

/s/ Paul B. Raymond
Paul B. Raymond

APPENDIX

SERIES NAME

Legg Mason Partners Global High Yield Bond Fund

Legg Mason Partners Government Securities Fund

Legg Mason Partners Intermediate Maturity California Municipals Fund

Legg Mason Partners Intermediate Maturity New York Municipals Fund

Legg Mason Partners Investment Grade Bond Fund

Legg Mason Partners Massachusetts Municipals Fund

Legg Mason Partners Short/Intermediate U.S. Government Fund

Legg Mason Partners Short-Term Investment Grade Bond Fund

Legg Mason Partners Adjustable Rate Income Fund,

Legg Mason Partners California Municipals Fund

Legg Mason Partners Core Bond Fund

Legg Mason Partners Core Plus Bond Fund

Legg Mason Partners Diversified Strategic Income Fund

Legg Mason Partners High Income Fund

Legg Mason Partners Inflation Management Fund

Legg Mason Partners Intermediate-Term Municipals Fund

Legg Mason Partners Managed Municipals Fund

Legg Mason Partners Municipal High Income Fund

Legg Mason Partners New Jersey Municipals Fund

Legg Mason Partners New York Municipals Fund

Legg Mason Partners Oregon Municipals Fund

Legg Mason Partners Pennsylvania Municipals Fund

Legg Mason Partners Short Duration Municipal Income Fund

Western Asset Emerging Markets Debt Portfolio

Western Asset Global High Yield Bond Portfolio